Income Taxes - Change in Liability for Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Unrecognized Tax Benefits [Roll Forward]
Balance at beginning of year	$ 39	$ 45	$ 40
Increase for other tax positions of prior years	0	0	5
Decrease for payments and settlements	0	(3)	0
Decrease related to tax positions taken in prior years	(36)	(3)	0
Balance at end of year	$ 3	$ 39	$ 45